Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Detailed Information about Intangible Assets

Acquired development programs
Cost	£’000
At January 1, 2022 and June 30, 2022	33,005

Accumulated revision to estimated value
At January 1, 2022	(8,441)
Revision to estimated value	(448)

At June 30, 2022	(8,889)

Net book value
At January 1, 2022	24,564

At June 30, 2022	24,116